Capital And Reserves	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Capital And Reserves
8. CAPITAL AND RESERVES
A. Share capital and share premium
On January 4, 2021, the Directors of Arrival resolved to increase the share capital of the Company by EUR 4,265,114, to waive any preferential rights subscription rights (to the extent necessary), accept the subscription for the Preferred Exchange New Shares by the following entities and accept payment for these new shares by contributions in kind consisting of shares in Arrival with payment of a share premium in an aggregate amount of EUR 256,234,887 in the following numbers and proportions:
1) 13,098,240 ordinary shares by Hyundai Motor Company with a payment of a share premium in an amount of EUR 78,690,176, paid by a contribution in kind consisting of 23,466,673 preferred A convertible preference shares in Arrival S.à r.l.;
2) 3,274,560 ordinary shares by Kia Motors Corporation
with
a payment of a share premium in an amount of EUR 19,672,543, paid by a contribution in kind consisting of 5,866,668 preferred A convertible preference shares in Arrival Luxembourg S.à r.l.;
3) 1,637,280 ordinary shares by United Parcel Service General Services Co. with a payment of a share premium in an amount of EUR 9,836,272, paid by a contribution in kind consisting of 2,933,334 preferred A convertible preference shares in Arrival Luxembourg S.à r.l.;
4) 8,186,400 ordinary shares by WCPF II Holdings Limited with a payment of a share premium in an amount of EUR 49,181,362, paid by a contribution in kind consisting of 14,666,671 preferred A convertible preference shares in Arrival Luxembourg S.à r.l.; and,
5) 16,454,664 ordinary shares by twelve BlackRock Funds with a payment of a share premium in an amount of EUR 98,854,534, paid by a contribution in kind consisting of 29,480,008 preferred A convertible preference shares in Arrival Luxembourg S.à r.l..
All contributions in kind represents a value in an aggregate amount of EUR 260,500,001.
On March 23, 2021, the Directors of Arrival resolved to increase the share capital of the Company by EUR 49,118,386 and accept the subscription for the Ordinary Exchange New Shares by the following entities and accept payment for these new shares by contributions in kind consisting in shares in Arrival Luxembourg S.à r.l. with payment of a share premium in an aggregate amount of EUR 4,091,350,771 in the following numbers and proportions:
1) 463,275,682 shares by Kinetik S.à r.l. with a payment of a share premium in an amount of EUR 3,858,887,656, paid by a contribution in kind consisting of 830,000,000 shares in Arrival Luxembourg S.à r.l.,
2) 20,935,750 shares by Arrival Luxembourg S.à r.l. with a payment of a share premium in an amount of EUR 174,385,815, paid by a contribution in kind consisting of 37,508,277 shares in Arrival S.à r.l. and
3) 6,972,424 shares by Computershare Trustees (Jersey) Limited with a payment of a share premium in an amount of EUR 58,077,300, paid by a contribution in kind consisting of 12,491,723 shares in Arrival Luxembourg S.à r.l..
From the total amount contributed, an amount of EUR 170,454,000 has been allocated to other reserves as this relates to own shares held by the Company.

The effect from the change of Arrival Luxembourg S.à r.l. being the top entity of the Group to Arrival is reflected in the table below:

In thousands	Share capital in Arrival	Share premium in Arrival	Share capital in Arrival Luxembourg S.à r.l.	Share premium In Arrival Luxembourg S.à r.l.	Exchange impact in share capital	Exchange impact in share premium
Ordinary shares	49,119	3,920,897	(220,000)	(47,142)	(170,881)	3,873,755
Preferred A shares exchange for ordinary shares	4,265	256,235	(19,103)	(241,397)	(14,838)	14,838

Total	53,384	4,177,132	(239,103)	(288,539)	(185,719)	3,888,593

On March 23, 2021, during the Extraordinary General Meeting of Arrival it was resolved to reduce the share capital by an amount of EUR 30,000.00 by cancellation of 300,000 shares held by Arrival Luxembourg S.à r.l. and to allocate the amount of the capital reduction to Equity reserves.
On March 24, 2021, the Directors of Arrival resolved to increase the share capital of the Company by EUR 7,232,226.70 so as to raise to an amount of EUR 60,615,726.70 by issuing 72,322,267 Merger New Shares with a nominal value of EUR 0.10 each having the same rights and privileges as the existing shares and to accept the subscription for the Merger New Shares by persons and entities (the “Subscribers”) and to accept payment for these new shares by contributions in kind consisting in all the class A common stock issued by CIIG Merger Corp. (“CIIG”) with a par value of USD 0.0001 per share (other than such class A common stock held in treasury by CIIG Merger Corp.) by the stockholders of CIIG Merger Corp. through the merger of Arrival Vault Inc (previously names ARSNL Merger Sub Inc.) into CIIG Merger Corp. with payment of a share premium in an aggregate amount of EUR 602,413,453.14. All contributions in kind represent a value in an aggregate amount of EUR 609,645,679.84. The total net cash received from the merger amounted to EUR 534,413,000.
The difference between the fair value of the shares issued and the fair value of the identifiable net assets of CIIG Merger Corp. has been accounted for in Equity reserves (see note 8.B.2).
On June 18, 2021, the Company announced that it elected to redeem all outstanding warrants that were issued under the Warrant Agreement dated December 12, 2019 (see note 10). One public warrant was exchanged for one ordinary share at USD 11.50 per share. The Company has raised as of June 30, 2021, EUR 57,477,100 and during the three months period ended September 30, 2021, EUR 61,099,674. The Company issued as of June 30, 2021, 5,961,184 new ordinary shares and during the three months period ended September 30, 2021, 6,264,773 new ordinary shares from the exercised public warrants. The amount has been allocated as follows: EUR 596,118 and EUR 626,478 to the ordinary share capital as of as June 30, 2021, and the three months period ended September 30, 2021, respectively and EUR 56,880,982 and EUR 60,466,609 to the share premium of the Company as of as June 30, 2021 and the three months period ended September 30, 2021, respectively. In addition, an amount of EUR 27,422,000 and EUR 12,652,790 was debited to Equity reserves as of as June 30, 2021, and the three months period ended September 30, 2021, respectively, which represents the difference between the fair value of warrants and the shares issued (see note 8.B.II). Following the announcement for the redemption of warrants, several private warrants holders have also exercised their right to redeem their warrants on a cashless basis. As of September 30, 2021, 4,783,334 private warrants have been exercised resulting in the issuance of 2,048,117 new ordinary shares increasing the share capital of the Company by EUR 204,812. The difference between the fair value of the warrants and the shares issued has been recorded in Equity reserves which amounted to EUR 29,164,102 (see note 8.B.II). No private warrants have been exercised in the three months period.
B. Other Reserves

I.	Other Comprehensive Income accumulated in reserves, net of tax

In thousands of euro
January 1, 2020	7,035
Foreign operations – foreign currency translation differences	(7,757)

December 31 2020	(722)

January 1, 2021	(722)
Foreign operations – foreign currency translation differences	12,061

September 30, 2021	11,339

II.	Equity Reserves

In thousands of euro
January 1, 2020	—
Treasury shares acquired by the employees of the Group	27,400
Equity-settled Share Plan to employees	24,747

December 31 2020	52,147

January 1, 2021	52,147
Equity-settled Share Plan to employees	7,562
Capital reduction	30
Private warrants	29,164
Public warrants	40,075
Impact from share conversion	(3,702,874)
Difference between the fair value of shares issued and the consideration received	737,264
Own shares	(150)

September 30, 2021	(2,836,782)

13. CAPITAL AND RESERVES

A.	Share capital

In thousands of shares	2020	2019
Authorised
Ordinary shares (nominal value 2019: EUR 0.25)	880,000	880,000
Preferred A shares (nominal value EUR 0.25)	88,000	88,000

In thousands of euro
Ordinary shares issued and fully paid
Ordinary shares as of January 1	220,000	16
Contribution of ordinary shares by Kinetik S.à r.l.	(12,500)	—
Treasury shares	9,377	—
Shares sold to RSP Scheme Members	3,123	—
Contribution from share premium	—	219,984

Ordinary shares issued and fully paid as of December 31	220,000	220,000

Preferred A shares issued and fully paid
Preferred A shares as of January 1	7,333	—
Issue of Preferred A shares	11,770	7,333

Preferred A shares issued and fully paid as of December 31	19,103	7,333

Total share capital December 31	239,103	227,333

On October 4, 2019, in an Extraordinary General Meeting of the Company, it was resolved to reduce the nominal value of the ordinary shares from EUR 1.00 to EUR 0.25 and to convert 16,000 ordinary shares with a nominal value of EUR 1.00 each into 64,000 ordinary shares with a nominal value of EUR 0.25 each. In addition, it was decided to increase the share capital of the Company by an amount of EUR 219,984,000.00 by issuing 879,936,000.00 ordinary shares with a nominal value of EUR 0.25 which were entirely paid up through the conversion of existing distributable reserves into share capital of the Company. On December 30, 2019, in an Extraordinary General Meeting of the Company, it was resolved to increase the share capital of the Company by an amount of EUR 7,333,335.25 by issuing 29,333,341 new Preferred A Shares with a nominal value of EUR 0.25 each. Preferred A shares can be converted to ordinary shares upon receipt of a conversion notice and/or immediately prior to an IPO. The shareholders have entered into a Shareholder agreement, which requires the consent of each Shareholder on several matters called Preferred A Reserved Matters. Preferred A Reserved Matters include among others:
a)the amendments of the Articles of Association, the
winding-up
of the Company, b) implementing a reclassification or recapitalisation of the outstanding capital shares, c) increase in the authorised number o
f

Preferred A shares, d) repurchase or redemption of Shares, e) material changes to the nature of the business, f) the acquisition or disposal by the Group of any business or company where the value of the relevant transaction would exceed EUR 10,000,000.00 or 2% of the annual revenue of the Group and g) declaration of dividends.
On January 29, 2020, the board of Directors resolved to issue 2,933,334 new Preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 9,266,666.50 so as to raise the share capital of the Company from EUR 227,333,335.25 to EUR 228,066,668.75.
On the same date, these shares were subscribed by United Parcel Service General Services Co (“UPS”) for a total subscription price of EUR 10,000,000.00 with an additional condition on Arrival Luxembourg S.à r.l.
and UPS to enter into the further binding agreement for the provision of a further at least 10,000 electric vehicles (in addition to the electric vehicles which are the subject of a commercial agreement entered between the parties).
On October 8, 2020, Kinetik contributed 50,000,000 ordinary shares of Arrival Luxembourg S.à r.l. with a nominal value of EUR 0.25 each in the Company.
On October 8, 2020, the Company adopted the Arrival Restricted Share Plan 2020 under which awards may be made, comprising the acquisition of ordinary shares in the capital of the Company by employees or other eligible persons under and subject to the terms of the RSP and the restricted share agreement to be entered from time to time, with the shares held in their name or on their behalf by a nominee. On the same date, the Company and Computershare Trustees (Jersey) Limited entered into a nominee agreement dated October 8, 2020 under which Computershare Trustees (Jersey) Limited, acting as nominee, shall hold legal title to the shares on behalf of the participant, on and subject to the rules of the RSP and the terms of the restricted share agreement.
Between October 9, 2020 and October 12, 2020, the Company entered into multiple restricted share agreements with RSP participants and made awards comprising the acquisition of 12,491,723 ordinary shares in the capital of the Company for an aggregate purchase price of EUR 42,585,408.29 payable by the participants.
On October 12, 2020, during the Extraordinary General Meeting of the Company, it was resolved to issue 11,481,274 new Preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 36,270,377.88 and 17,998,734 new Preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 56,859,620.60. At the same date, these shares were subscribed by twelve BlackRock Funds (“BlackRock”) for a total subscription price of EUR 100,500,000.48.
On October 12, 2020, during the Extraordinary General Meeting of the Company, it was resolved to issue 14,666,671 new Preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 46,333,333.69. At the same date, these shares were subscribed by WCPF II Holdings Limited for a total subscription price of EUR 50,000,001.44.
On October 13, 2020, the Company entered into the Share Transfer Agreement with Computershare Trustees (Jersey) Limited and transferred 12,491,723 of its own ordinary shares, having a nominal value of EUR 0.25 each, to Computershare Trustees (Jersey) Limited in accordance with the restricted share agreements and the nominee agreement.
Preference A shares have no preference rights over earnings and dividends.
The total value of treasury shares as at year end was EUR 9,377,000 (2019: Nil).
The numbers mentioned in the above note are absolute numbers.
B. Share premium

In thousands of euro
January 1, 2019	116,160
Additions	243,576
Contribution to share capital	(219,984)

December 31, 2019	139,752

January 1, 2020	139,752
Additions	148,787

December 31, 2020	288,539

During the financial year 2019, Kinetik made additional capital contributions to the share premium account for an aggregate amount of EUR 150,909,000. An amount of EUR 81,911,000 was contributed in cash and EUR 68,998,000 was contributed in kind.
The preference A shareholders made additional capital contributions on January 29 and on October 12, 2020 to the share premium account for an amount of EUR 148,730,000. The additional contributions have been made in cash (2019: EUR 92,667,000 in cash).
C. Other Reserves

1.	Other Comprehensive Income accumulated in reserves, net of tax

In thousands of euro
January 1, 2018	2,695
Foreign operations – foreign currency translation differences	(554)

December 31, 2018	2,141

January 1, 2019	2,141
Foreign operations – foreign currency translation differences	4,894

December 31, 2019	7,035

January 1, 2020	7,035
Foreign operations – foreign currency translation differences	(7,757)

December 31 2020	(722)

2.	Equity Reserves

In thousands of euro
January 1, 2020	—
Treasury shares acquired by the employees of the Group	27,400
Equity-settled Share Plan to employees	24,747

December 31 2020	52,147

Arrival Group [Member]
Statements [Line Items]
Capital And Reserves
5. CAPITAL AND RESERVES
A. Share capital

In thousands of shares	2020
Authorised
Ordinary shares	300

In thousands of euro
Ordinary shares issued and fully paid
Ordinary shares issued on October 27	30

Ordinary shares issued and fully paid as of December 31	30

On October 27, 2020, the Company was incorporated with an issued and fully paid share capital of EUR 30,000 represented by 300,000 ordinary shares of a nominal value of EUR 0.10 each.

Legal Reserve
Under Luxembourg law, the Company must appropriate at least 5% of its statutory net profits to a non-distributable
legal reserve until the aggregate reserve reaches 10% of the subscribed capital. Such reserve is not available for distribution.